Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,538,831	$ 2,505,286
Prepayments and other receivables	3,486,623	2,384,976
Total current assets	5,025,454	4,890,262
Digital assets	4,716,979	7,087,747
Property, equipment and vehicles	9,736,152	12,553,408
Construction-in-progress	1,522,949
TOTAL ASSETS	21,001,534	24,531,417
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accruals	541,356	613,455
Stockholders’ Equity
Preferred stock, $0.001010 par value, authorized; 50,000,000 shares, 5,000,000 shares issued and outstanding as of June 30, 2023 and December,31 2022	5,050	5,050
Common stock, $0.001 par value, authorized: 50,000,000 shares. Issued and outstanding: 35,554,677 shares as of June 30, 2023 and December,31, 2022	35,554	35,554
Additional paid-in capital	89,290,193	89,290,193
Accumulated deficit	(68,811,550)	(65,308,474)
Accumulated other comprehensive income	(59,069)	(104,361)
Total Shareholders’ Equity	20,460,178	23,917,962
Total Liabilities and Shareholders’ Equity	$ 21,001,534	$ 24,531,417